Taxation (Details)	12 Months Ended			24 Months Ended	36 Months Ended			48 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) entity ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2014
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 895,725,000	¥ 824,007,000	¥ 818,056,000
Earnings per share effect, basic (in CNY per share) | ¥ / shares	¥ 0.27	¥ 0.25	¥ 0.25
Earnings per share effect, diluted (in CNY per share) | ¥ / shares	¥ 0.27	¥ 0.25	¥ 0.25
Cayman Islands
Income taxes
Withholding tax amount	¥ 0					¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0					¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%
PRC | HNTE
Income taxes
Number of entities approved for preferential tax rate | entity		3
PRC | NetEase Beijing | Key Software Enterprise
Income taxes
Preferential tax rate								10.00%
PRC | NetEase Beijing | HNTE
Income taxes
Preferential tax rate				15.00%
PRC | Boguan | Key Software Enterprise
Income taxes
Preferential tax rate								10.00%
PRC | Boguan | HNTE
Income taxes
Preferential tax rate				15.00%
PRC | NetEase Hangzhou | Key Software Enterprise
Income taxes
Preferential tax rate								10.00%
PRC | NetEase Hangzhou | HNTE
Income taxes
Preferential tax rate				15.00%
PRC | Media Beijing | HNTE
Income taxes
Preferential tax rate					15.00%
PRC | Hangzhou Langhe | HNTE
Income taxes
Preferential tax rate				15.00%
PRC | Hangzhou Langhe | Software Enterprise
Income taxes
Percentage of tax reduction							50.00%
PRC | Wangyibao | Software Enterprise
Income taxes
Percentage of tax reduction						50.00%